Investments in Associates - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	$ 263,699	$ 239,504
Non-current assets	74,420	59,407
Current liabilities	(83,376)	(53,649)
Non-current liabilities	(19,868)	(16,827)
Total equity	234,875	228,435	$ 221,816	$ 222,733
Carrying amount of the investment	930	935	864
Revenue	313,564	338,160	425,940
Profit /(loss) for the year	3,709	(951)	7,446
Share of loss of associates	(1)	(3)	$ (3)
Siam Pacific Holding Company Limited [Member]
Disclosure of associates [line items]
Current assets	6	3
Non-current assets	2,095	2,103
Current liabilities	(2)	(3)
Non-current liabilities	(202)	(196)
Total equity	$ 1,897	$ 1,907
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 930	$ 935
Profit /(loss) for the year	(2)	(6)	$ (5)
Share of loss of associates	$ (1)	$ (3)	$ (3)